Pension Plans (Funded Status of Defined Benefit Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Japanese plans
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 93,804	¥ 105,109
Service cost	4,473	5,078	¥ 5,542
Interest cost	1,943	1,421	1,216
Actuarial loss (income)	(6,728)	(7,621)
Plan participant's contributions	0	0
Benefits paid	(5,513)	(5,032)
Business combinations	4,141	86
Divestitures	(498)	(1,937)
Plan amendments	0	0
Settlements	0	(3,300)
Foreign currency exchange rate change	0	0
Benefit obligation at end of year	¥ 91,622	¥ 93,804	105,109
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax
Change in plan assets:
Fair value of plan assets at beginning of year	¥ 137,712	¥ 143,101
Actual return on plan assets	9,551	449
Employer contribution	4,034	3,855
Plan participant's contributions	0	0
Benefits paid	(4,560)	(4,404)
Business combinations	5,827	0
Divestitures	(460)	(3,272)
Settlements	(1)	(2,017)
Foreign currency exchange rate change	0	0
Fair value of plan assets at end of year	152,103	137,712	143,101
The funded status of the plans	60,481	43,908
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	75,053	59,111
Accrued benefit liability included in other liabilities	(14,572)	(15,203)
Net amount recognized	60,481	43,908
Overseas plans
Change in benefit obligation:
Benefit obligation at beginning of year	122,744	129,934
Service cost	2,890	3,268	2,999
Interest cost	4,786	4,091	3,395
Actuarial loss (income)	(8,246)	(11,712)
Plan participant's contributions	471	233
Benefits paid	(4,025)	(2,375)
Business combinations	0	0
Divestitures	0	0
Plan amendments	0	179
Settlements	0	0
Foreign currency exchange rate change	15,504	(874)
Benefit obligation at end of year	¥ 134,124	¥ 122,744	129,934
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax
Change in plan assets:
Fair value of plan assets at beginning of year	¥ 151,819	¥ 153,803
Actual return on plan assets	2,115	(1,435)
Employer contribution	2,665	2,446
Plan participant's contributions	471	233
Benefits paid	(3,772)	(2,182)
Business combinations	0	0
Divestitures	0	0
Settlements	0	0
Foreign currency exchange rate change	19,770	(1,046)
Fair value of plan assets at end of year	173,068	151,819	¥ 153,803
The funded status of the plans	38,944	29,075
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	40,886	30,809
Accrued benefit liability included in other liabilities	(1,942)	(1,734)
Net amount recognized	¥ 38,944	¥ 29,075